As filed with the U.S. Securities and Exchange Commission on September 14, 2012

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 768	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 768	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(September 14, 2012)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares Cohen & Steers Realty Majors Index Fund

iShares Dow Jones International Select Dividend Index Fund

iShares Dow Jones Select Dividend Index Fund

iShares Dow Jones Transportation Average Index Fund

iShares Dow Jones U.S. Aerospace & Defense Index Fund

iShares Dow Jones U.S. Basic Materials Sector Index Fund

iShares Dow Jones U.S. Broker-Dealers Index Fund

iShares Dow Jones U.S. Consumer Goods Sector Index Fund

iShares Dow Jones U.S. Consumer Services Sector Index Fund

iShares Dow Jones U.S. Energy Sector Index Fund

iShares Dow Jones U.S. Financial Sector Index Fund

iShares Dow Jones U.S. Financial Services Index Fund

iShares Dow Jones U.S. Healthcare Providers Index Fund

iShares Dow Jones U.S. Healthcare Sector Index Fund

iShares Dow Jones U.S. Home Construction Index Fund

iShares Dow Jones U.S. Index Fund

iShares Dow Jones U.S. Industrial Sector Index Fund

iShares Dow Jones U.S. Insurance Index Fund

iShares Dow Jones U.S. Medical Devices Index Fund

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Dow Jones U.S. Oil Equipment & Services Index Fund

iShares Dow Jones U.S. Pharmaceuticals Index Fund

iShares Dow Jones U.S. Real Estate Index Fund

iShares Dow Jones U.S. Regional Banks Index Fund

iShares Dow Jones U.S. Technology Sector Index Fund

iShares Dow Jones U.S. Telecommunications Sector Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares FTSE EPRA/NAREIT Developed Asia Index Fund

iShares FTSE EPRA/NAREIT Developed Europe Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

iShares FTSE EPRA/NAREIT North America Index Fund

iShares FTSE NAREIT Industrial/Office Capped Index Fund

iShares FTSE NAREIT Mortgage Plus Capped Index Fund

iShares FTSE NAREIT Real Estate 50 Index Fund

iShares FTSE NAREIT Residential Plus Capped Index Fund

iShares FTSE NAREIT Retail Capped Index Fund

iShares High Dividend Equity Fund

iShares Morningstar Large Core Index Fund

iShares Morningstar Large Growth Index Fund

iShares Morningstar Large Value Index Fund

iShares Morningstar Mid Core Index Fund

iShares Morningstar Mid Growth Index Fund

iShares Morningstar Mid Value Index Fund

iShares Morningstar Small Core Index Fund

iShares Morningstar Small Growth Index Fund

iShares Morningstar Small Value Index Fund

iShares MSCI KLD 400 Social Index Fund

iShares MSCI USA ESG Select Social Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 768 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of September, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee
Date:	September 14, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 768 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee
Date: September 14, 2012

John E. Martinez*
Trustee
Date: September 14, 2012

George G.C. Parker*
Trustee
Date: September 14, 2012

Cecilia H. Herbert*
Trustee
Date: September 14, 2012

Charles A. Hurty*
Trustee
Date: September 14, 2012

John E. Kerrigan*
Trustee
Date: September 14, 2012

Robert H. Silver*
Trustee
Date: September 14, 2012

Robert S. Kapito*
Trustee
Date: September 14, 2012

Madhav V. Rajan*
Trustee
Date: September 14, 2012

/s/ Jack Gee
Jack Gee
Treasurer
Date: September 14, 2012

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: September 14, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase